Revenue Recognition (Additional Information) (Details-1) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of the transaction price		$ 897.7
Expects to recognize revenue over next 12 months, percentage		35.00%
Remaining performance obligation, expected timing of satisfaction, period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of the transaction price	$ 997.0
Expects to recognize revenue over next 12 months, percentage	39.00%
Remaining performance obligation, expected timing of satisfaction, period	12 months